ACCOUNTS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS AND NOTES RECEIVABLE
Schedule of accounts and notes receivable

	As of December 31,
	2012	2013

Accounts receivable	$18,629	$17,101
Notes receivable	329	—

Accounts and notes receivable, gross	18,958	17,101
Allowance of doubtful accounts	(556)	(1,143)

Accounts and notes receivable, net	$18,402	$15,958

Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2011	2012	2013

Balance at beginning of year	$233	$224	$556
Charge to expenses	831	1,357	1,661
Transferring out as a result of deconsolidation of subsidiaries	—	—	(2)
Reversal	(429)	(1,032)	(849)
Write off of accounts receivables	(428)	—	(249)
Exchange difference	17	7	26

Balance at end of year	$224	$556	$1,143